11. MINERAL PROPERTY EXPLORATION COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 11 - MINERAL PROPERTY EXPLORATION COSTS

During the nine months ended September 30, 2012 and 2011 the following project costs were incurred:

	Nine months Ended September 30, 2012	Nine Months Ended September 30, 2011

Strong Creek and Iron Mountain:
Technical Report	$73,137	$12,879
Claims	3,230	3,255
Drilling	11,655
Travel	20,678	—
Aeromagnetic Survey	20,000	—
Lease payments	5,000
TOTAL	133,700	16,134

Labrador Trough:
Reconnaissance	—	71,335

Total Exploration Costs	$133,700	$87,469

During the year ended December 31, 2011 the following project costs were incurred:

	Year ended December 31, 2011	Year ended December 31, 2010

Strong Creek and Iron Mountain:
Technical Report	$49,767	$-
Drilling	202,098
Travel	2,652	-
Claims	3,255	-
TOTAL	257,772	-

Labrador Trough:
Reconnaissance	71,335	-

Total Exploration Costs	$329,107	$-